CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Preference shares,par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, authorized	1,000,000	1,000,000
Preference shares, issued	0	0
Preference shares, outstanding	0	0
Ordinary shares subject to forfeiture (in Shares)	1,125,000
Option to purchase an additional unites	2,500,000
Remaining shares subject to forfeiture	500,000
Class A Ordinary Share [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	300,000,000	300,000,000
Ordinary shares, issued	2,970,047	0
Ordinary Shares, outstanding	2,970,047	0
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption shares, authorized	200,000,000	200,000,000
Ordinary shares subject to possible redemption	29,529,953	0
Ordinary shares subject to possible redemption, par value (in Dollars per share)	$ 10.00	$ 10.00
Class B Ordinary Shares [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	30,000,000	30,000,000
Ordinary shares, issued	8,625,000	8,625,000
Ordinary Shares, outstanding	8,625,000	8,625,000
Ordinary shares subject to forfeiture (in Shares)		1,031,250
Class B Ordinary Shares [Member] | Previously Reported
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Ordinary shares, authorized		30,000,000
Ordinary shares, issued		7,906,250
Ordinary Shares, outstanding		7,906,250